Discontinued Operations - Additional Information (Detail) (Home Appliances [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Home Appliances [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment losses	$ 0	$ 1,230,727	$ 0